Annual Total Returns - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Class I
May 30, 2023
Bar Chart Table:
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.17%
Annual Return 2017	0.71%
Annual Return 2018	1.71%
Annual Return 2019	2.05%
Annual Return 2020	0.36%
Annual Return 2021	0.01%
Annual Return 2022	1.43%